Alliance
Municipal
Trust
-General Portfolio

                            Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            MUNICIPAL
            BONDS-82.6%
            ALABAMA-1.4%
            Alabama IDA
            (Homeland Vinyl Products)
            Series 94 AMT
$    5,845  11/01/14 (b)............      1.85%         $     5,845,000
            Chatom IDB PCR
            (AEC Project)
            Series 01 AMT
     5,000  4/01/31 (b).............      1.85                5,000,000
            Mobile IDA
            (Hosea O. Weaver &
            Sons Project)
            Series 99 AMT
     4,000  3/01/09 (b).............      1.95                4,000,000
            Montgomery IDB
            (Knox Kershaw, Inc.
            Project)
            Series 98 AMT
     3,190  3/01/23 (b).............      1.85                3,190,000
                                                        ---------------
                                                             18,035,000
                                                        ---------------
            ARIZONA-1.4%
            Flagstaff IDA
            (Woodcrest Apartments)
            AMT
     7,855  2/01/24 (b).............      1.90                7,855,000
            Maricopa County IDA
            MFHR
            (Las Gardenias Apts.)
            Series 00A AMT
     4,495  4/15/33 (b).............      1.85                4,495,000
            Phoenix Civic
            Improvement Authority
            (Sub Excise Tax)
            Series 95 AMT
     5,500  6/01/20 (b).............      1.70                5,500,000
                                                        ---------------
                                                             17,850,000
                                                        ---------------
            ARKANSAS-1.1%
            Union County SWDR
            (Deltic Timber/Temple
            Inland)
            AMT
    14,500  10/01/27 (b)............      1.70               14,500,000
                                                        ---------------
            CALIFORNIA-0.6%
            California Higher
            Education Loan Authority
            (Student Loan Revenue)
            Series A4 AMT
     7,500  4/01/02.................      3.21                7,500,000
                                                        ---------------
            COLORADO-0.5%
            Colorado Agriculture
            Development Authority
            (Rocky Mountain
            Milling LLC)
            Series 00 AMT
     3,000  9/01/10 (b).............      1.95                3,000,000
            Colorado Housing &
            Finance Authority IDR
            (Kiosk Information Systems)
            Series 01A AMT PPB
     3,960  3/01/22 (b).............      1.90                3,960,000
                                                        ---------------
                                                              6,960,000
                                                        ---------------
            DELAWARE-4.2%
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project Motiva Enterprises)
            Series 97A AMT
    34,600  8/01/29 (b).............      1.80               34,600,000
            Delaware Economic
            Development Authority
            IDR
            (Delaware Clean Power
            Project Motiva Enterprises)
            Series 97C AMT
    14,000  8/01/29 (b).............      1.80               14,000,000
            Delaware Economic
            Development Authority
            PCR
            (Delmarva Power & Light)
            Series 99B AMT
     5,500  7/01/24 (b).............      1.85                5,500,000
                                                        ---------------
                                                             54,100,000
                                                        ---------------
            DISTRICT OF
            COLUMBIA-3.0%
            District of Columbia GO
            FSA
            Series 00A
    12,510  6/01/15 (b).............      1.85               12,510,000
            District of Columbia GO
            FSA
            Series 00B
    10,915  6/01/30 (b).............      1.85               10,915,000
            District of Columbia HFA
            (Single Family Mortgage
            Revenue Bonds)
            Series 01C AMT
    15,200  3/25/02.................      3.50               15,200,000
                                                        ---------------
                                                             38,625,000
                                                        ---------------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            GEORGIA-3.8%
            Dekalb County Housing
            Authority MFHR
            (Signature Station Apts.)
            Series 01 AMT
$   17,000  8/01/33 (b).............      1.80%         $    17,000,000
            Gwinett County IDA
            (Network Publications
            Project)
            Series 98 AMT
       700  3/01/08 (b).............      1.70                  700,000
            Richmond County
            SWDR
            (Evergreen Nylon
            Recycling Project)
            Series 98 AMT
    12,000  7/01/32 (b).............      1.70               12,000,000
            Richmond County
            SWDR
            (Evergreen Nylon
            Recycling Project)
            Series 99 AMT
     9,200  7/01/32 (b).............      1.70                9,200,000
            Savannah Economic
            Development Authority
            (Georgia Kaolin)
            Series 97 AMT
     6,000  7/01/27 (b).............      1.70                6,000,000
            Tattnall County IDA
            (Rotary Corp. Project)
            Series 99 AMT
     4,200  9/01/11 (b).............      1.70                4,200,000
                                                        ---------------
                                                             49,100,000
                                                        ---------------
            HAWAII-2.0%
            Hawaii Department of
            Budget & Finance
            (Wailuku River
            Hydro Project)
            Series 91 AMT
    16,368  12/01/21 (b)............      4.50               16,367,500
            Secondary Market
            Services Corp.
            (Hawaii Student
            Loan Revenue)
            Series II AMT
    10,000  9/01/35 (b).............      1.65               10,000,000
                                                        ---------------
                                                             26,367,500
                                                        ---------------
            ILLINOIS-5.8%
            Aurora, Kane, Du
            Page IDA
            (Yeomans Chicago Project)
            Series 98 AMT
     6,000  11/01/28 (b)............      1.90                6,000,000
            Bolingbrook HFA
            MFHR
            (Amberton Apts.)
            Series 97A AMT
     7,000  2/15/31 (b).............      1.71                7,000,000
            Chicago Board of
            Education FSA
            (Unlimited Tax
            GO Bonds)
            Series 00B
     8,000  3/01/32 (b).............      1.60                8,000,000
            Chicago MFHR
            (Cottage View
            Terrace Apts.)
            Series 00B
     3,600  8/01/03 (b).............      1.70                3,600,000
            Harvey MFHR
            (Bethlehem Village)
            Series 97 AMT
     3,400  12/01/27 (b)............      1.90                3,400,000
            Illinois Development
            Finance Authority
            (Tajon Warehousing
            Corp.)
            Series A AMT
     3,100  1/01/10 (b).............      1.95                3,100,000
            Illinois Development
            Finance Authority
            (Trim-Rite Food Corp.
            Project)
            Series 00 AMT
     5,000  12/01/25 (b)............      1.90                5,000,000
            Illinois Development
            Finance Authority
            (Valspar Corp.)
            Series 95 AMT
     6,000  8/01/15 (b).............      1.70                6,000,000
            Illinois Development
            Finance Authority IDR
            (Landcomp Corp.
            Project)
            Series 98A AMT
     4,699  7/01/18 (b).............      1.80                4,699,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            Illinois Development
            Finance Authority IDR
            (R.A. Zweig, Inc. Project)
            Series 98 AMT
$    6,050  6/01/18 (b).............      1.80%         $     6,050,000
            Illinois Development
            Finance Authority
            MFHR
            (Butterfield Creek Assoc.)
            Series 99 AMT
     6,000  4/01/39 (b).............      1.90                6,000,000
            Illinois Development
            Finance Authority
            MFHR
            (Lakeview Partners 1)
            Series 98 AMT
     5,225  1/01/28 (b).............      1.90                5,225,000
            Lake County IDB
            (Okamato Corp.)
            Series 85 AMT
     2,200  10/01/15 (b)............      4.95                2,200,000
            Rock Island Metropolitan
            Airport Authority
            (Elliot Aviation Project)
            Series 98 AMT
     2,200  12/01/18 (b)............      1.80                2,095,000
            Rock Island Metropolitan
            Airport Authority
            (Quad City International
            Airport Project)
            Series 98 AMT
     2,525  12/01/18 (b)............      1.80                2,630,000
            Upper River Valley
            (Clover Properties
            Project)
            Series 00 AMT
     3,000  7/01/20 (b).............      1.70                3,000,000
            Will County PCR
            (Amoco Chemical Co.)
            Series 98 AMT
     1,200  3/01/28 (b).............      2.00                1,200,000
                                                        ---------------
                                                             75,199,000
                                                        ---------------
            INDIANA-5.8%
            City of Indianapolis
            (Local Public
            Improvement Bond
            Bank Notes)
            Series 01E
     5,450  7/09/02.................      1.58                5,472,907
            City of Indianapolis
            MFHR
            (Nora Pines Apts. Proj.)
            Series 01 AMT
     5,000  10/15/31 (b)............      1.70                5,000,000
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 00A AMT
     4,000  1/01/30 (b).............      1.70                4,000,000
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 97 AMT
     7,500  10/01/27 (b)............      1.70                7,500,000
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 98 AMT
    10,000  1/01/28 (b).............      1.70               10,000,000
            Gibson County PCR
            (Toyota Motor
            Manufacturing Project)
            Series 99A AMT
    10,000  1/01/29 (b).............      1.70               10,000,000
            Indiana Health Facility
            Financing Authority
            (Ascension Health)
            Series 99A- 2
     9,000  2/04/02 (b).............      1.80                9,000,000
            Indiana Health
            Facility Financing
            Authority
            (Ascension Health)
            Series 99B
    11,360  11/15/39 (b)............      1.70               11,360,000
            Princeton IDA
            (Orion Denki America,
            Inc. Project)
            Series 87 AMT
     3,845  5/01/17 (b).............      1.95                3,845,000
            Valparaiso IDA
            (Block Heavy &
            Highway Products)
            Series 99 AMT
     4,650  5/01/19 (b).............      1.80                4,650,000
            Westfield IDR
            (PL Porter Project)
            Series 89 AMT
     4,500  12/01/09 (b)............      1.81                4,500,000
                                                        ---------------
                                                             75,327,907
                                                        ---------------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            IOWA-1.4%
            Iowa TRAN
            Series 01
$   18,000  6/27/02.................      1.85%         $    18,099,638
                                                        ---------------
            KANSAS-0.9%
            Dodge City IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
     6,000  3/01/15 (b).............      1.95                6,000,000
            Liberal IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
     5,850  10/01/09 (b)............      1.95                5,850,000
                                                        ---------------
                                                             11,850,000
                                                        ---------------
            KENTUCKY-3.4%
            Bowling Green IDR
            (Woodcraft Industries,
            Inc.)
            Series 95 AMT
     5,400  3/01/25 (b).............      1.90                5,400,000
            Henderson
            (Kentucky Hospital
            Association Health
            Facility Loan)
            Series 00A
    15,000  12/01/30 (b)............      1.85               15,000,000
            Jefferson County IDA
            (Strawberry Lane
            Venture)
            AMT
     2,140  7/01/19 (b).............      2.00                2,140,000
            Kentucky Development
            Finance Authority
            (Hesco Project)
            AMT
     5,800  2/01/08 (b).............      1.80                5,800,000
            Kentucky Rural
            Economic Development
            Authority
            (Heaven Hill
            Project)
            AMT
     2,400  10/01/16 (b)............      2.00                2,400,000
            Louisville & Jefferson
            Regional Airport
            Authority
            Series 97AA-1 AMT
     4,400  6/30/02 (b).............      1.95                4,400,000
            Montgomery County
            (Conn Fineblanking
            Corp. Project)
            Series 96 AMT
     5,500  8/01/15 (b).............      1.85                5,500,000
            Perry County SWDR
            (TJ International
            Project)
            Series 98 AMT
     3,355  9/01/28 (b).............      1.75                3,355,000
                                                        ---------------
                                                             43,995,000
                                                        ---------------
            LOUISIANA-1.5%
            Caddo-Bossier Port
            (Oakley Louisiana,
            Inc. Proj.)
            Series 98 AMT
     3,790  1/01/28 (b).............      1.85                3,790,000
            Lake Charles
            Harbor District
            (Conoco, Inc. Proj.)
            Series 99B AMT
     2,600  9/01/12 (b).............      1.70                2,600,000
            Lincoln Parish IDR
            (Willamette Industries)
            Series 95 AMT
    12,600  9/01/25 (b).............      1.70               12,600,000
            Lincoln Parish SWDR
            (Willamette Industries
            Project)
            Series 96 AMT
       300  4/01/26 (b).............      1.70                  300,000
                                                        ---------------
                                                             19,290,000
                                                        ---------------
            MAINE-0.7%
            Maine MFHR
            (Park Village Apts.)
            AMT
     9,000  10/28/32 (b)............      1.65                9,000,000
                                                        ---------------
            MARYLAND-0.6%
            Maryland Stadium
            Authority
            (Sports Facilities
            Lease)
            Series 99 AMT
     7,405  12/15/19 (b)............      1.75                7,405,000
                                                        ---------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            MICHIGAN-1.4%
            Michigan HDA
            (River Place Plaza Apts.)
            Series 00 AMT
$   10,710  6/01/18 (b).............      1.74%         $    10,710,000
            Michigan Strategic Fund
            (Donnelly Corp. Project)
            Series A AMT
     2,000  3/01/10 (b).............      1.85                2,000,000
            Michigan Strategic Fund
            (Republic Services,
            Inc. Proj.)
            Series 01 AMT
     5,000  8/01/31 (b).............      1.80                5,000,000
                                                        ---------------
                                                             17,710,000
                                                        ---------------
            MINNESOTA-1.4%
            Hennepin County MFHR
            (City Apts. at Loring Park)
            Series 01 AMT
     2,600  6/15/34 (b).............      1.90                2,600,000
            Minneapolis St. Paul
            SFMR
            (Housing Finance Board)
            Series A-4 AMT
    10,000  5/01/02.................      3.25               10,000,000
            St. Louis Park MFHR
            (Newport on Seven Apts.)
            Series 01 AMT
     5,120  9/15/31 (b).............      1.85                5,120,000
                                                        ---------------
                                                             17,720,000
                                                        ---------------
            MISSISSIPPI-4.7%
            Mississippi Business
            Finance Corp.
            (H.M. Richards, Inc.
            Proj.)
            Series 01 AMT
     2,800  12/01/16 (b)............      1.85                2,800,000
            Mississippi Business
            Finance Corp.
            (Jackson Medical
            Mall Foundation)
            Series 00A
    20,500  11/01/18 (b)............      1.70               20,500,000
            Mississippi Business
            Finance Corp. IDR
            (Corinthian, Inc. Project)
            Series 01 AMT
     5,800  6/01/16 (b).............      1.85                5,800,000
            Mississippi Business
            Finance Corp. IDR
            (Silver Creek Co.
            Project)
            Series 01 AMT
     8,000  6/01/19 (b).............      1.85                8,000,000
            Mississippi Home Corp.
            MFHR
            (Highland Park Apts.)
            Series 01-4 AMT
     7,500  12/01/31 (b)............      1.85                7,500,000
            Mississippi Home Corp.
            MFHR
            (Summer Park Apts.)
            Series 99D-1 AMT
     9,800  10/01/29 (b)............      1.85                9,800,000
            Prentiss County IDA
            (Heidelberg Eastern)
            AMT
     6,650  10/01/17 (b)............      2.10                6,650,000
                                                        ---------------
                                                             61,050,000
                                                        ---------------
            MISSOURI-1.5%
            Missouri HEFA
            (Lutheran Senior
            Services)
            Series 00
    15,000  2/01/31 (b).............      1.75               15,000,000
            St. Louis IDA
            (Hammert's Iron
            Works, Inc.)
            Series 99 AMT
     4,400  6/01/09 (b).............      1.70                4,400,000
                                                        ---------------
                                                             19,400,000
                                                        ---------------
            NEBRASKA-0.2%
            Lancaster Hospital
            Authority
            (Immanuel Health
            System
            Williamsburg)
            Series 00A
       220  7/01/30 (b).............      1.95                  220,000
            York County IDR
            (Epco Carbondioxide
            Products)
            Series 98 AMT
     2,100  9/01/08 (b).............      1.85                2,100,000
                                                        ---------------
                                                              2,320,000
                                                        ---------------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            NEVADA-2.1%
            Director Business &
            Industry PCR
            (Barrick Goldstrike
            Mines)
            AMT
$   12,500  6/01/29 (b).............      1.70%         $    12,500,000
            Nevada Business &
            Industry Department
            (575 Mill St. Project)
            Series 98A AMT
     3,380  12/01/28 (b)............      1.85                3,380,000
            Nevada HFA
            (Oakmont at Fort
            Apache Road)
            Series 96A AMT
     5,080  10/01/26 (b)............      1.80                5,080,000
            Nevada Housing
            Division MFHR
            (Cheyenne Villas
            Project)
            Series 98 Issue I AMT
     6,080  4/01/31 (b).............      1.80                6,080,000
                                                        ---------------
                                                             27,040,000
                                                        ---------------
            NEW YORK-1.9%
            New York Energy
            Reserve &
            Development
            Authority PCR
            (Niagara Mohawk Proj.)
            Series 88A AMT
    18,500  12/01/23 (b)............      1.95               18,500,000
            New York Job
            Development Authority
            Series A1-25 AMT
     5,890  3/01/07 (b).............      1.85                5,890,000
                                                        ---------------
                                                             24,390,000
                                                        ---------------
            NORTH CAROLINA-0.9%
            Johnston County IDA
            (Mebane Packaging
            Corp.)
            AMT
     2,834  6/01/03 (b).............      1.70                2,834,152
            North Carolina Medical
            Care Commission
            (Cleveland Regional
            Medical Center Project)
            Series 01
     3,940  1/01/18 (b).............      1.60                3,940,000
            Randolph County PCR
            (Wellmark, Inc. Project)
            Series 01 AMT
     2,200  2/01/16 (b).............      1.75                2,200,000
            University of North
            Carolina Chapel Hill
            (Board of Governors)
            Series 01B
     2,925  12/01/25 (b)............      1.50                2,925,000
                                                        ---------------
                                                             11,899,152
                                                        ---------------
            NORTH DAKOTA-0.3%
            Hebron IDA
            (Dacco Inc. Project)
            Series 98 AMT
     3,250  3/01/15 (b).............      1.90                3,250,000
                                                        ---------------
            OHIO-0.8%
            Ohio Air Quality
            Development Authority
            IDR
            (JMG Funding LP)
            Series 94A AMT
     5,600  4/01/28 (b).............      1.77                5,600,000
            Ohio State Water
            Development Authority
            BAN
            (Water Pollution Control
            Project)
            Series 01
     4,600  3/28/02.................      1.35                4,612,587
                                                        ---------------
                                                             10,212,587
                                                        ---------------
            OKLAHOMA-0.2%
            Broken Arrow Economic
            Development Authority
            (Paragon Films Project)
            AMT
     1,970  8/01/04 (b).............      2.12                1,970,000
                                                        ---------------
            OREGON-2.8%
            Gilliam County SWDR
            (Waste Management Project)
            Series 00A AMT
     5,900  8/01/25 (b).............      1.95                5,900,000
            Oregon Economic
            Development Authority
            (Toyo Tanso USA)
            Series CXLVII AMT
     3,000  2/01/12 (b).............      3.85                3,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            Oregon Economic
            Development Corp.
            (McFarland Cascade
            Project)
            AMT
$    1,690  11/01/16 (b)............      1.90%         $     1,690,000
            Port of Portland
            (Portland Bulk
            Terminals Project)
            Series 96 AMT
    20,000  10/01/25 (b)............      1.65               20,000,000
            Port of Portland
            (Portland Bulk
            Terminals Project)
            Series 99 AMT
     6,000  10/01/25 (b)............      1.65                6,000,000
                                                        ---------------
                                                             36,590,000
                                                        ---------------
            RHODE ISLAND-1.4%
            Rhode Island
            (Student Loan Revenue)
            Series 95-1 AMT
     4,200  7/01/19 (b).............      1.70                4,200,000
            Rhode Island
            (Student Loan Revenue)
            Series 96J-2 AMT
     5,000  6/01/26 (b).............      1.70                5,000,000
            Rhode Island Health &
            Education
            (Portsmouth Abbey School)
            Series 01
     9,000  10/01/31 (b)............      1.95                9,000,000
                                                        ---------------
                                                             18,200,000
                                                        ---------------
            SOUTH CAROLINA-0.9%
            South Carolina Jobs
            Economic Development
            Authority
            (Southeastern Fly
            Ash Co. Project)
            Series 00 AMT
    12,000  1/01/14 (b).............      1.70               12,000,000
                                                        ---------------
            SOUTH DAKOTA-0.8%
            South Dakota HDA
            (Homeownership
            Mortgage Bonds)
            Series 01C AMT
    10,000  4/03/02.................      3.25               10,000,000
                                                        ---------------
            TENNESSEE-0.2%
            Fayetteville & Lincoln
            County IDR
            (V.A.W. of
            America Project)
            Series 97 AMT
     2,800  10/01/12 (b)............      1.75                2,800,000
                                                        ---------------
            TEXAS-7.2%
            Austin
            (Airport Systems
            Revenue Notes)
            Series 95A AMT
     5,800  11/15/17 (b)............      1.65                5,800,000
            Brazos River County
            (Merey Sweeny Project)
            Series 00A AMT
     2,100  4/01/20 (b).............      2.00                2,100,000
            Camp County IDA
            (Pilgrims Pride Corp.)
            Series 99 AMT
     8,000  7/01/29 (b).............      1.70                8,000,000
            Corpus Christi IDA
            (De Dietrich, Inc.)
            Series 88 AMT
     3,000  11/01/08 (b)............      1.80                3,000,000
            Corpus Christi IDA
            (De Dietrich, Inc.)
            Series 89 AMT
     2,000  11/01/08................      1.80                2,000,000
            Gulf Coast IDR
            (Amoco Oil Co.)
            Series 93 AMT
     6,600  4/01/28 (b).............      2.00                6,600,000
            Gulf Coast PCR
            (Amoco Oil Co.)
            Series 01 AMT
    11,800  4/01/32 (b).............      2.00               11,800,000
            Gulf Coast PCR
            (Amoco Oil Co.)
            Series 93 AMT
     5,900  5/01/23 (b).............      2.00                5,900,000
            Panhandle Plains
            (Student Loan Revenue)
            Series 98A AMT
     4,400  10/01/02 (b)............      1.65                4,400,000
            Port Arthur Navigation
            District
            (Jefferson County-
            Motiva Enterprises)
            Series 01 AMT
    10,945  12/01/27 (b)............      1.90               10,945,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            Port Beaumont IDR
            (EPCO Carbondioxide
            Products)
            Series 98 AMT
$    4,000  5/01/08 (b).............      1.90%         $     4,000,000
            Port of Corpus Christi
            (Koch Petroleum)
            Series 00 AMT
    12,900  11/01/25 (b)............      1.70               12,900,000
            Texas TRAN
            Series 01
    15,000  8/29/02.................      2.48               15,123,242
                                                        ---------------
                                                             92,568,242
                                                        ---------------
            UTAH-0.9%
            Salt Lake County IDR
            (SPS Technologies,
            Inc. Project)
            AMT
     4,500  12/01/12 (b)............      2.00                4,500,000
            Salt Lake County
            SWDR
            (Kennecott Copper)
            Series 95A AMT
     7,200  8/01/30 (b).............      1.82                7,200,000
                                                        ---------------
                                                             11,700,000
                                                        ---------------
            VIRGINIA-0.6%
            Harrisonburg IDA
            (Wachovia Pooled
            Loan Program)
            Series 00
     7,910  8/01/23 (b).............      1.60                7,910,000
                                                        ---------------
            WASHINGTON-8.4%
            Issaquah Commercial
            Properties
            Series 01B
    17,000  2/15/21 (b).............      1.65               17,000,000
            Port of Port Angeles
            IDR
            (Daishowa America
            Project)
            Series 92 AMT
    11,550  12/01/07 (b)............      1.90               11,550,000
            Port of Port Angeles
            IDR
            (Daishowa America
            Project)
            Series 92B AMT
     6,000  8/01/07 (b).............      1.90                6,000,000
            Washington Economic
            Development Finance
            Authority
            (Darigold, Inc./
            Westfarm Foods)
            Series 01 AMT
     7,375  8/01/24 (b).............      1.90                7,375,000
            Washington Economic
            Development Finance
            Authority SWDR
            (Waste Management Project)
            Series 00H AMT
     6,825  10/01/25 (b)............      1.95                6,825,000
            Washington Housing
            Finance
            Commission MFHR
            (Assisted Living Concepts)
            AMT
     5,800  1/01/17 (b).............      1.90                5,800,000
            Washington Housing
            Finance Commission
            MFHR
            (Brittany Park Project)
            Series A AMT
     5,000  10/01/21 (b)............      1.90                5,000,000
            Washington Housing
            Finance Commission
            MFHR
            (Evergreen Ridge Apts.
            Project)
            AMT
     2,180  12/01/24 (b)............      1.90                2,180,000
            Washington Housing
            Finance Commission
            MFHR
            (Hamilton Place)
            AMT
     2,870  7/01/28 (b).............      1.75                2,870,000
            Washington Housing
            Finance Commission
            MFHR
            (Heatherstone Apts.)
            Series 95 AMT
     8,790  7/01/25 (b).............      1.75                8,790,000
            Washington Housing
            Finance Commission
            MFHR
            (Larkin Place Apts.)
            Series 96 AMT
     5,325  7/01/28 (b).............      1.75                5,325,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            Washington Housing
            Finance Commission
            MFHR (LTC Properties Inc.
            Project)
            AMT
$    1,920  12/01/15 (b)............      1.90%         $     1,920,000
            Washington Housing
            Finance Commission
            MFHR
            (Marketplace Apts.)
            Series 97A AMT
     6,020  7/01/29 (b).............      1.75                6,020,000
            Washington Housing
            Finance Commission
            MFHR
            (Merrill Gardens Apts.)
            Series 97A AMT
     2,400  7/01/22 (b).............      1.70                2,400,000
            Washington Housing
            Finance Commission
            MFHR
            (Oxford Square Apts.)
            Series 98A AMT
     2,250  12/01/28 (b)............      1.90                2,250,000
            Washington Housing
            Finance Commission
            MFHR
            (Pacific Inns Apts. Project)
            Series A AMT
     2,575  5/01/28 (b).............      1.90                2,575,000
            Washington Housing
            Finance Commission
            MFHR
            (Sherwood Springs Apts.)
            Series 97 AMT
     3,720  9/01/27 (b).............      1.90                3,720,000
            Washington Housing
            Finance Commission
            MFHR
            (Twin Ponds)
            Series 98A AMT
     5,515  2/01/28 (b).............      1.75                5,515,000
            Washington SWDR
            (Waste Management
            Project)
            Series 01C AMT
     5,500  2/01/26 (b).............      1.95                5,500,000
                                                        ---------------
                                                            108,615,000
                                                        ---------------
            WEST VIRGINIA-2.3%
            Marion County SWDR
            (Grant Town Cogeneration
            Project)
            Series 91B AMT
    10,670  10/01/17 (b)............      1.65               10,670,000
            Marion County SWDR
            (Grant Town Cogeneration
            Project)
            Series 92A AMT
     9,500  10/01/17 (b)............      1.70                9,500,000
            Putnam County
            (Flexsys America
            Project)
            Series A AMT
     5,000  10/01/25 (b)............      1.70                5,000,000
            West Virginia Hospital
            Finance Authority
            (WVHA Pooled Loan
            Finance Program)
            Series 00A
     4,725  8/01/30 (b).............      1.75                4,725,000
                                                        ---------------
                                                             29,895,000
                                                        ---------------
            WISCONSIN-1.3%
            Antigo Wisconsin IDA
            (Plaspack USA, Inc.)
            Series 98A AMT
     2,100  12/01/18 (b)............      1.80                2,100,000
            Kaukauna IDR
            (Valley Tissue)
            Series A AMT
     1,985  9/01/20 (b).............      1.80                1,985,000
            Ladysmith SWDR
            (Cityforest Corp. Project)
            Series 98 AMT
     6,970  3/01/28 (b).............      5.10                6,970,000
            Onalaska IDA
            (Empire Screen Printing)
            Series 98 AMT
     1,970  5/01/18 (b).............      1.80                1,970,000
            Wisconsin Housing &
            Economic Development
            Authority
            Series A AMT
     3,945  5/01/32 (b).............      1.75                3,945,000
                                                        ---------------
                                                             16,970,000
                                                        ---------------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            WYOMING-2.3%
            Campbell County IDR
            (Two Elk Power Project)
            Series 01 AMT
$   30,000  12/03/02................      2.10%         $    30,000,000
                                                        ---------------
            Total Municipal Bonds
            (amortized cost
            $1,067,414,026).........                      1,067,414,026
                                                        ---------------
            COMMERCIAL
            PAPER-18.1%
            COLORADO-0.6%
            Denver Airport System
            Series 97A AMT
     8,430  2/12/02.................      1.50                8,430,000
                                                        ---------------
            DISTRICT OF
            COLUMBIA-0.6%
            District of Columbia
            (American Natl.
            Red Cross)
            Series 00
     8,100  2/14/02.................      1.35                8,100,000
                                                        ---------------
            FLORIDA-2.6%
            Florida Municipal
            Power Agency
            (Initial Pooled
            Loan Project)
            Series A
     3,000  2/05/02.................      1.45                3,000,000
            Miami-Dade Aviation
            (Miami International
            Airport)
            Series A AMT
    18,000  2/12/02.................      1.45               18,000,000
            Miami-Dade Aviation
            (Miami International
            Airport)
            Series A AMT
    12,000  2/01/02.................      1.65               12,000,000
                                                        ---------------
                                                             33,000,000
                                                        ---------------
            GEORGIA-1.5%
            Municipal Electric Authority
            (Project One)
            Series 85A
    19,000  1/10/02.................      2.55               19,000,000
                                                        ---------------
            INDIANA-0.6%
            Indiana Development
            Finance Authority SWDR
            (Pure Air Lake)
            AMT
     8,000  2/11/02.................      1.65                8,000,000
                                                        ---------------
            KENTUCKY-1.6%
            Pendleton County
            (Kentucky Assoc. of
            County Leasing)
    10,000  2/06/02.................      1.45               10,000,000
            Pendleton County
            (Kentucky Assoc. of
            County Leasing)
    11,350  2/06/02.................      1.50               11,350,000
                                                        ---------------
                                                             21,350,000
                                                        ---------------
            MASSACHUSETTS-3.2%
            Massachusetts GO
            Series E
    15,000  2/07/02.................      1.45               15,000,000
            Massachusetts GO
            Series E
    15,000  2/08/02.................      1.45               15,000,000
            Massachusetts Water
            Resources Authority
     6,000  2/08/02.................      1.30                6,000,000
            Massachusetts Water
            Resources Authority
     5,000  2/15/02.................      1.35                5,000,000
                                                        ---------------
                                                             41,000,000
                                                        ---------------
            MISSISSIPPI-3.0%
            Mississippi Business
            Finance Corp. SWDR
            (Choctaw Project)
            Series 98 AMT
    38,700  1/15/02.................      1.55               38,700,000
                                                        ---------------
            NEW JERSEY-1.9%
            New Jersey TRAN
            Series 02A
    10,000  2/08/02.................      1.30               10,000,000
            New Jersey TRAN
            Series 02A
    15,000  2/01/02.................      1.60               15,000,000
                                                        ---------------
                                                             25,000,000
                                                        ---------------
            PENNSYLVANIA-0.8%
            Venango IDA
            (Scrubgrass Project)
            Series A AMT
    10,000  1/16/02.................      1.75               10,000,000
                                                        ---------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)               Yield             Value
-----------------------------------------------------------------------
            TEXAS-1.4%
            Austin Utility System
            (Travis & Williams
            County)
            Series A
$    5,000  2/06/02 (b).............      1.40%         $     5,000,000
            Irving Water & Sewer
            System Revenue
            Series A
     6,150  2/15/02.................      1.40                6,150,000
            Irving Water & Sewer
            System Revenue
            Series A
     6,750  2/12/02.................      1.45                6,750,000
                                                        ---------------
                                                             17,900,000
                                                        ---------------
            WISCONSIN-0.3%
            Wisconsin Transportation
            Revenue
            Series 97A
     4,000  2/06/02.................      1.40                4,000,000
                                                        ---------------
            Total Commercial Paper
            (amortized cost
            $234,480,000)                                   234,480,000
                                                        ---------------
            TOTAL
            INVESTMENTS-100.7%
            (amortized cost
            $1,301,894,026).........                      1,301,894,026
            Other assets less
            liabilities-(0.7%)......                         (9,065,477)
                                                        ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,294,738,989
            shares outstanding).....                    $ 1,292,828,549
                                                        ===============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT    - Alternative Minimum Tax
      BAN    - Bond Anticipation Note
      FSA    - Financial Security Assurance, Inc.
      GO     - General Obligation
      HDA    - Housing Development Authority
      HEFA   - Health & Educational Facility Authority
      HFA    - Housing Finance Agency/Authority
      IDA    - Industrial Development Authority
      IDB    - Industrial Development Board
      IDR    - Industrial Development Revenue
      MFHR   - Multi-Family Housing Revenue
      PCR    - Pollution Control Revenue
      SWDR   - Solid Waste Disposal Revenue
      TRAN   - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended
December 31, 2001 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $      16,322,804
EXPENSES
   Advisory fee (Note B)............................................................      $       3,478,683
   Distribution assistance and administrative service (Note C)......................              3,141,137
   Transfer agency (Note B).........................................................                180,508
   Custodian fees...................................................................                 95,351
   Printing.........................................................................                 48,752
   Audit and legal fees.............................................................                 14,289
   Registration fees................................................................                  2,790
   Trustees' fees...................................................................                  1,442
   Miscellaneous....................................................................                  7,800
                                                                                          -----------------
   Total expenses...................................................................                                    6,970,752
                                                                                                                -----------------
   Net investment income............................................................                                    9,352,052
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.....................................                                        1,100
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $       9,353,152
                                                                                                                =================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                          Six Months Ended         Year Ended
                                                                                          December 31, 2001         June 30,
                                                                                             (unaudited)              2001
                                                                                          =================     =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $       9,352,052     $      41,085,410
   Net realized gain on investment transactions.....................................                  1,100                    -0-
                                                                                          -----------------     -----------------
   Net increase in net assets from operations.......................................              9,353,152            41,085,410
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................             (9,352,052)          (41,085,410)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).................................................            (57,310,795)          141,200,793
                                                                                          -----------------     -----------------
   Total increase (decrease)........................................................            (57,309,695)          141,200,793
NET ASSETS
   Beginning of period..............................................................          1,350,138,244         1,208,937,451
                                                                                          -----------------     -----------------
   End of period....................................................................      $   1,292,828,549     $   1,350,138,244
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $72,395 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $659 under an expense offset arrangement with AGIS.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $1,742,689. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $1,398,448, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $1,901,540, of which $129,801 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $1,294,728,989. Transactions, all at $1.00 per share, were as follows:

                                                               Six Months Ended         Year Ended
                                                               December 31, 2001         June 30,
                                                                  (unaudited)              2001
                                                               =================     =================
Shares sold..............................................          1,087,958,918         2,749,869,293
Shares issued on reinvestments of dividends..............              9,352,052            41,085,410
Shares redeemed..........................................         (1,154,621,765)       (2,649,753,910)
                                                               -----------------     -----------------
Net increase (decrease)..................................            (57,310,795)          141,200,793
                                                               =================     =================

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                           December 31,                           Year Ended June 30,
                                               2001         =================================================================
                                            (unaudited)       2001          2000           1999          1998          1997
                                           ============     =======       =======        =======        ======        =======
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income From Investment Operations

Net investment income...................        .007           .029          .029           .024          .028           .028
                                             -------        -------       -------        -------        ------        -------
Less: Dividends

Dividends from net investment income....       (.007)         (.029)        (.029)         (.024)        (.028)         (.028)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return

Total investment return based
   on net asset value (a)...............         .68%          2.97%         2.89%          2.42%         2.85%          2.81%
Ratios/Supplemental Data

Net assets, end of period (in millions).      $1,293         $1,350        $1,209         $1,168        $1,196           $980
Ratio to average net assets of:
   Expenses.............................        1.00%(b)       1.00%         1.00%          1.00%          .98%           .94%
   Net investment income................        1.34%(b)       2.92%         2.87%          2.38%         2.81%          2.76%

--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)   Members of the Audit Committee.

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

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

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

Alliance Municipal Trust - General Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTSR1201